Intangible Assets, Net (Details) - USD ($)	6 Months Ended			12 Months Ended
	Mar. 31, 2026		Mar. 31, 2025	Sep. 30, 2025
Intangible Assets, Net [Line Items]
Amortization expense	$ 7,834,013		$ 5,417,658
Carrying amount	38,440,000
Estimated fair value	0
Impairment loss	38,438,830
Impairment triggers
Costs incurred to renew or extend
Incremental amortization expense
Net income or earnings per share
Gross Carrying Amount [Member]
Intangible Assets, Net [Line Items]
Gross carrying value	$ (4,644,234)	[1]
Accumulated Amortization [Member]
Intangible Assets, Net [Line Items]
Gross carrying value	$ (176,213)	[1]

[1]	In connection with the Company’s newly commenced digital asset sales business for the six months ended March 31, 2026, the Company sold digital intangible assets with a gross carrying value of $4,644,234 and accumulated amortization of $176,213. Net book value of disposed assets was transferred to cost of revenue to match the related operating revenue generated from digital asset sales.